UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6465

The Travelers Series Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2004

ITEM 1.     REPORT TO STOCKHOLDERS.

      The Semi-Annual Report to Stockholders is filed herewith.

[INSERT SHAREHOLDER REPORT]

SEMI-ANNUAL REPORT
JUNE 30, 2004

                                                              [UMBRELLA GRAPHIC]

                  THE TRAVELERS SERIES TRUST:

                  CONVERTIBLE SECURITIES PORTFOLIO
                  MFS MID CAP GROWTH PORTFOLIO
                  MERRILL LYNCH LARGE CAP CORE PORTFOLIO

[TRAVELERS LIFE AND ANNUITY LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

SEMI-ANNUAL REPORT FOR THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  WHAT'S INSIDE

LETTER FROM THE CHAIRMAN....................................    1
SCHEDULES OF INVESTMENTS....................................    4
STATEMENTS OF ASSETS AND LIABILITIES........................   19
STATEMENTS OF OPERATIONS....................................   20
STATEMENTS OF CHANGES IN NET ASSETS.........................   21
NOTES TO FINANCIAL STATEMENTS...............................   24
FINANCIAL HIGHLIGHTS........................................   28

--------------------------------------------------------------------------------
                            LETTER FROM THE CHAIRMAN

                                                           [R. JAY GERKEN PHOTO]

                                                        R. JAY GERKEN, CFA
                                                        Chairman, President, and
                                                        Chief Executive Officer
DEAR SHAREHOLDER,

After a torrid second half of 2003, the equity markets took a breather in the first half of this year. Markets typically abhor uncertainty, so as the year progressed, investors grew increasingly lethargic amid questions over Iraq, global terrorism, a rise in oil prices, interest rates, inflation, and the presidential election. The good news -- solid corporate earnings, the improving economy, renewed job growth, and the still low level of interest rates -- largely was ignored. As a result, stock market returns for the first six months of 2004 generally were modest, as opposed to the strong, double-digit gains late last year.

As was the case in 2003, small- and mid-capitalization stocks generally outperformed their larger brethren in the first half of this year. Value- and growth-oriented stocks frequently traded short-term performance leadership during the past six months, but value stocks slightly outperformed growth stocks over the full six-month period. The performance of foreign stock markets in the first half largely was in-line with that of the broad U.S. market.

Stocks continued to outpace bonds in the first half of the year. Bonds generally suffered, particularly during the spring, due to heightened worries about resurgent inflation, rising rates, and anticipation that the Federal Reserve Bank ("Fed") would begin to raise key short-term rates after a long accommodative stance on monetary policy. Indeed, the Fed edged up the federal funds target rate(i) at the end of June to 1.25%. Over the six-month period, bonds generally experienced slightly negative returns. Although the convertibles market got off to a relatively strong start earlier this year, as the period progressed, it experienced a pullback as volatility and the bond markets declined. However, the convertibles market ended the period in modestly positive territory as the markets stabilized toward the end of the period.

After a sharp drop early in the year, by the end of the period the U.S. Consumer Confidence Index(ii) rose to levels not seen since June of 2002. The domestic unemployment rate held steady for the six-month period, but the rate of job growth slowed following a strong increase in the first three months of the year. Real (inflation-adjusted) gross domestic product (GDP)(iii) increased at an annual rate of 3.90% in the first fiscal quarter of 2004, the most recent figure available at the close of the period, down slightly from the 4.10% increase seen in the last quarter of 2003.(iv)

PERFORMANCE REVIEW

Within this environment, The Travelers Series Trust: Convertible Securities Portfolio, MFS Mid Cap Growth Portfolio, and Merrill Lynch Large Cap Core Portfolio performed as follows:(1)

CONVERTIBLE SECURITIES PORTFOLIO

For the six months ended June 30, 2004, the Convertible Securities Portfolio returned 2.22%. The Portfolio outperformed its unmanaged benchmark, the Merrill Lynch Investment Grade Convertible Bond Index,(v) which returned 0.89% for the same period. It also slightly outperformed the Portfolio's Lipper specialty/miscellaneous variable funds category average,(2) which returned 2.17%.

MFS MID CAP GROWTH PORTFOLIO

For the six months ended June 30, 2004, the MFS Mid Cap Growth Portfolio returned 7.99%. The Portfolio outperformed its unmanaged benchmarks, the Russell Mid Cap Growth Index(vi) and the Russell 2000 Index(vii), which returned 5.94% and 6.76%, respectively, for the same period. It also outperformed the Portfolio's Lipper mid-cap growth variable funds category average,(3) which returned 5.93%.

(1) Each fund is an underlying investment option of various variable annuity and life products. Fund performance returns do not reflect the deduction of sales charges and expenses imposed in connection with investing in variable annuity and life contracts such as administrative fees, account charges, and surrender charges, which if reflected, would reduce the performance of the fund. An investor may not invest directly in the fund. PAST PERFORMANCE IS NO GUARANTEE FUTURE RESULTS.
(2) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004 and include the reinvestment of dividends and capital gains, if any. Returns were calculated among the 128 funds in the Lipper specialty/miscellaneous variable funds category.
(3) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004 and include the reinvestment of dividends and capital gains, if any. Returns were calculated among the 124 funds in the Lipper mid-cap growth variable funds category.

MERRILL LYNCH LARGE CAP CORE PORTFOLIO

For the six months ended June 30, 2004, the Merrill Lynch Large Cap Core Portfolio (formerly MFS Research Portfolio) returned 5.64%. The Portfolio outperformed its unmanaged benchmarks, the S&P 500 Index(viii) and the Russell 1000 Index,(ix) which returned 3.44% and 3.33%, respectively, for the same period. It also outperformed the Portfolio's Lipper large-cap core variable funds category average,(4) which returned 2.37% for the same period.

                            PERFORMANCE OF THE FUNDS
                              AS OF JUNE 30, 2004

                                                              6 MONTHS
  CONVERTIBLE SECURITIES PORTFOLIO                               2.22%

  Merrill Lynch Investment Grade Convertible Bond Index          0.89%

  Lipper Specialty/Miscellaneous Variable Funds Category
    Average                                                      2.17%

  MFS MID CAP GROWTH PORTFOLIO                                   7.99%

  Russell Mid Cap Growth Index                                   5.94%

  Russell 2000 Index                                             6.76%

  Lipper Mid-Cap Growth Variable Funds Category Average          5.93%

  MERRILL LYNCH LARGE CAP CORE PORTFOLIO (FORMERLY MFS
    RESEARCH PORTFOLIO)                                          5.64%

  S&P 500 Index                                                  3.44%

  Russell 1000 Index                                             3.33%

  Lipper Large-Cap Core Variable Funds Category Average          2.37%

     THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE AND INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

     The performance returns set forth above do not reflect the reduction of sales charges and expenses imposed in connection with investing in variable annuity and life contracts such as administrative fees, account charges, and surrender charges, which if reflected, would reduce the performance of the funds.

SPECIAL SHAREHOLDER NOTICE

Effective July 7, 2004, Camille H. Lee joined the Portfolio Management Team of David E. Sette-Ducati and Eric B. Fischman for the MFS Mid Cap Growth Portfolio.

INFORMATION ABOUT YOUR FUND

In recent months several issues in the mutual fund and variable insurance products industries have come under the scrutiny of federal and state regulators. Travelers Life & Annuity and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, revenue sharing, and other mutual fund and variable product issues in connection with various investigations. The funds have been informed that Travelers Life & Annuity and its affiliates are responding to those information requests and cooperating with the regulators, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission ("SEC") and the U.S. Attorney relating to Citigroup Asset Management's entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

4 Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004 and include the reinvestment of dividends and capital gains, if any. Returns were calculated among the 215 funds in the Lipper large-cap core variable funds category.
 2

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. JAY GERKEN
R. Jay Gerken, CFA
Chairman, President, and Chief Executive Officer

July 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Please note an investor cannot invest directly in an index.

Past performance is no guarantee of future results. The performance returns set forth above do not reflect the deduction of sales charges and expenses imposed in connection with investing in variable annuity and life contracts including, but not limited to, administrative fees, account charges, and surrender charges, which if reflected, would reduce performance.

Portfolio holdings and breakdowns are as of June 30, 2004 and are subject to change. Please refer to pages 4 through 17 for a list and percentage breakdown of the fund's holdings.

The commentary provided is as of July 20, 2004 and is subject to change based on the market and other conditions. The views expressed are those of the portfolio manager and are not intended to be a forecast of future events, a guarantee of future results or investment advice. These views may differ from those of other portfolio managers or the firm as a whole. Past performance is no guarantee of future results.

(i) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
(ii)  Source: June 2004 Consumer Confidence Index, The Conference Board.
(iii) Gross domestic product is a market value of goods and services produced by labor and property in a given country.
(iv) Source: Bureau of Economic Analysis, U.S. Department of Commerce, June 25, 2004.
(v) The Merrill Lynch Investment Grade Convertible Bond Index is an index comprised of convertible bonds rated investment grade.
(vi) The Russell Mid Cap Growth Index measures the performance of those Russell Mid-cap companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities.)
(vii) The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately eight percent of the total market capitalization of the Russell 3000 Index.
(viii) The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
(ix) The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED)                              JUNE 30, 2004

                        CONVERTIBLE SECURITIES PORTFOLIO

  SHARES                                           SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 19.1%
--------------------------------------------------------------------------------------------------
AUTOMOTIVE -- 6.5%
     50,000              Ford Motor Co. Capital Trust II, 6.500%.....................  $ 2,738,000
                         General Motors Corp.:
     68,000                5.250%....................................................    1,680,280
     60,000                6.250%....................................................    1,742,400
--------------------------------------------------------------------------------------------------
                                                                                         6,160,680
--------------------------------------------------------------------------------------------------
ELECTRIC -- 0.3%
      3,150              Calenergy Capital Trust II, 6.250%..........................      156,019
      3,070              Calenergy Capital Trust III, 6.500% (a).....................      147,360
--------------------------------------------------------------------------------------------------
                                                                                           303,379
--------------------------------------------------------------------------------------------------
HOUSEWARES -- 2.6%
     56,000              Newell Financial Trust I, 5.250%............................    2,492,000
--------------------------------------------------------------------------------------------------
MEDIA -- 2.8%
     33,250              Tribune Co., 2.000%.........................................    2,716,525
--------------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 0.5%
      8,000              Omnicare, Inc., 4.000%......................................      496,240
--------------------------------------------------------------------------------------------------
PIPELINES -- 0.8%
     25,700              El Paso Energy Corp. Capital Trust I, 4.750%................      718,315
--------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 2.5%
     39,515              Equity Office Properties Trust, 5.250%......................    1,984,641
     13,900              Reckson Associates Realty Corp., 7.625%.....................      362,790
--------------------------------------------------------------------------------------------------
                                                                                         2,347,431
--------------------------------------------------------------------------------------------------
SAVINGS AND LOANS -- 3.1%
     25,000              Washington Mutual Capital Trust I, 5.375% (b)...............    1,346,750
     30,000              Washington Mutual Inc., 5.375%..............................    1,621,512
--------------------------------------------------------------------------------------------------
                                                                                         2,968,262
--------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.0%
      6,000              Loral Space & Communications Ltd., 6.000% (a)(b)............        8,100
--------------------------------------------------------------------------------------------------
                         TOTAL CONVERTIBLE PREFERRED STOCK (Cost -- $17,513,861).....   18,210,932
--------------------------------------------------------------------------------------------------
  FACE
 AMOUNT       RATING(C)                            SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES -- 69.8%
--------------------------------------------------------------------------------------------------
AUTOMOTIVE -- 2.6%
$    75,000   BBB        American Axle & Manufacturing Inc., 2.000% due 2/15/24
                           (b).......................................................       70,594
  4,760,000   BBB-       Lear Corp., zero coupon due 2/20/22.........................    2,439,500
--------------------------------------------------------------------------------------------------
                                                                                         2,510,094
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                        CONVERTIBLE SECURITIES PORTFOLIO

   FACE
  AMOUNT      RATING(C)                            SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.1%
                         Inhale Therapeutic Systems, Inc.:
$   250,000   NR           3.500% due 10/17/07.......................................  $   240,313
    300,000   NR           3.500% due 10/17/07 (b)...................................      288,375
    600,000   NR         Invitrogen Corp., 1.500% due 2/15/24 (b)....................      566,250
--------------------------------------------------------------------------------------------------
                                                                                         1,094,938
--------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 1.2%
  1,175,000   Ba1*       Beazer Homes USA, Inc., 4.625% due 6/15/24 (b)..............    1,183,812
--------------------------------------------------------------------------------------------------
COMPUTER SERVICES -- 2.6.%
    500,000   NR         DST Systems, Inc., 4.125% due 8/15/23 (b)...................      627,500
  1,916,000   BBB-       Electric Data Systems Corp., 3.875% due 7/15/23.............    1,848,940
--------------------------------------------------------------------------------------------------
                                                                                         2,476,440
--------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 6.1%
  4,750,000   AAA        American International Group, Inc., zero coupon due
                           11/9/31...................................................    3,140,937
  4,770,000   Aa3*       Merrill Lynch & Co., Inc., zero coupon due 5/23/31..........    2,629,463
     50,000   B          Providian Financial Corp., 4.000% due 5/15/08...............       63,812
--------------------------------------------------------------------------------------------------
                                                                                         5,834,212
--------------------------------------------------------------------------------------------------
ELECTRIC -- 1.5%
    900,000   BBB-       CenterPoint Energy, Inc., 3.750% due 5/15/23 (b)............    1,026,000
    350,000   BBB        PPL Energy Supply LLC, 2.625% due 5/15/23 (b)...............      362,250
--------------------------------------------------------------------------------------------------
                                                                                         1,388,250
--------------------------------------------------------------------------------------------------
ELECTRONICS -- 2.2%
    800,000   BB         Agilent Technologies Inc., 3.000% due 12/1/24...............      846,000
  2,400,000   BBB-       Arrow Electronics Inc., zero coupon due 2/21/21.............    1,284,000
--------------------------------------------------------------------------------------------------
                                                                                         2,130,000
--------------------------------------------------------------------------------------------------
GOLD MINING -- 0.1%
    100,000   BBB+       Placer Dome Inc., 2.750% due 10/15/23 (b)...................      113,500
--------------------------------------------------------------------------------------------------
HEALTHCARE -- 5.1%
                         Health Management Associates, Inc.:
  1,400,000   BBB+         1.500% due 8/1/23.........................................    1,475,250
  1,200,000   BBB+         1.500% due 8/1/23 (b).....................................    1,264,500
    830,000   NR         Lincare Holdings Inc., 3.000% due 6/15/33...................      822,737
                         Universal Health Services, Inc.:
  1,700,000   BBB          0.426% due 6/23/20........................................    1,017,875
    450,000   BBB          0.426% due 6/23/20 (b)....................................      269,438
--------------------------------------------------------------------------------------------------
                                                                                         4,849,800
--------------------------------------------------------------------------------------------------
LEISURE TIME -- 6.0%
  1,325,000   BBB-       Four Seasons Hotels Inc., 1.875% due 7/30/24................    1,401,187
  1,270,000   B+         Host Marriott L.P., 3.250% due 3/15/24 (b)..................    1,219,200
  1,950,000   BB+        Royal Caribbean Cruises Ltd., zero coupon due 2/2/21........    1,053,000
  3,500,000   BB+        Starwood Hotels & Resorts Worldwide, Inc., zero coupon due
                           5/25/21...................................................    2,043,125
--------------------------------------------------------------------------------------------------
                                                                                         5,716,512
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                        CONVERTIBLE SECURITIES PORTFOLIO

   FACE
  AMOUNT      RATING(C)                            SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
MANUFACTURING -- 4.8%
$   150,000   NR         Ciber Inc., 2.875% due 12/15/23 (b).........................  $   143,063
     50,000   B-         The Goodyear Tire & Rubber Co., 4.000% due 6/15/34 (b)......       50,875
  1,800,000   BB+        SPX Corp., zero coupon due 2/6/21...........................    1,143,000
                         Tyco International Group, S.A.:
    300,000   BBB          2.750% due 1/15/18 (b)....................................      452,250
  1,700,000   BBB          3.125% due 1/15/23 (b)....................................    2,760,375
--------------------------------------------------------------------------------------------------
                                                                                         4,549,563
--------------------------------------------------------------------------------------------------
MEDIA -- 9.2%
  1,000,000   NR         Adelphia Communications Corp., 6.000% due 2/15/06 (d).......      380,000
  1,330,000   Ca*        Charter Communications Inc., 4.750% due 6/1/06..............    1,233,575
                         Liberty Media Corp.:
    175,000   BBB-         0.750% due 3/30/23........................................      200,594
    500,000   BBB-         0.750% due 3/30/23 (b)....................................      573,125
  2,100,000   BBB-         4.000% due 11/15/29.......................................    1,480,500
  1,200,000   BBB-         3.500% due 1/15/31........................................    1,089,000
  3,500,000   BBB+       The Walt Disney Co., 2.125% due 4/15/23.....................    3,771,250
--------------------------------------------------------------------------------------------------
                                                                                         8,728,044
--------------------------------------------------------------------------------------------------
OIL AND GAS -- 9.0%
    350,000   A-         Cooper Cameron Corp., 1.500% due 5/15/24 (b)................      349,125
  2,130,000   A          Diamond Offshore Drilling Inc., 1.500% due 4/15/31..........    1,980,900
                         Global Marine Inc.:
  3,000,000   A-           Zero coupon due 6/23/20...................................    1,751,250
    600,000   A-           Zero coupon due 6/23/20 (b)...............................      350,250
                         Halliburton Co.:
    700,000   BBB          3.125% due 7/15/23........................................      752,500
  1,000,000   BBB          3.125% due 7/15/23 (b)....................................    1,075,000
                         Hanover Compressor Co.:
    300,000   B            4.750% due 3/15/08........................................      280,125
     75,000   B            4.750% due 1/15/14........................................       85,313
  1,800,000   A+         Schlumberger Ltd., 1.500% due 6/1/23........................    1,914,750
--------------------------------------------------------------------------------------------------
                                                                                         8,539,213
--------------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 4.9%
  1,730,000   B          Advanced Medical Optics, Inc., 2.500% due 7/15/24 (b).......    1,900,838
    400,000   A          Allergan, Inc., zero coupon due 11/6/22 (b).................      426,000
                         Cephalon Inc.:
    600,000   B-           Tranche A, zero coupon due 6/15/33 (b)....................      630,750
    800,000   B-           Tranche B, zero coupon due 6/15/33 (b)....................      864,000
    500,000   NR         IVAX Corp., 1.500% due 3/1/24 (b)...........................      513,750
                         Valeant Pharmaceuticals International:
     75,000   B1*          3.000% due 8/16/10 (b)....................................       71,813
     75,000   B1*          4.000% due 11/15/13 (b)...................................       71,062
    200,000   BBB-       Watson Pharmaceuticals, Inc., 1.750% due 3/15/23 (b)........      189,750
--------------------------------------------------------------------------------------------------
                                                                                         4,667,963
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                        CONVERTIBLE SECURITIES PORTFOLIO

   FACE
  AMOUNT      RATING(C)                            SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
RETAIL -- 6.0%
                         Best Buy Co., Inc.:
$   500,000   Baa3*        2.250% due 1/15/22........................................  $   520,625
    300,000   Baa3*        2.250% due 1/15/22 (b)....................................      312,375
  1,500,000   BB+        The Gap, Inc., 5.750% due 3/15/09...........................    2,340,000
                         J.C. Penney Co. Inc.:
  1,150,000   BB-          5.000% due 10/15/08.......................................    1,543,875
    750,000   BB-          5.000% due 10/15/08 (b)...................................    1,006,875
--------------------------------------------------------------------------------------------------
                                                                                         5,723,750
--------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 7.4%
  1,500,000   BBB-       Amdocs Ltd., 0.500% due 3/15/24 (b).........................    1,340,625
                         Anixter International Inc.:
  1,400,000   BB+          Zero coupon due 7/7/33....................................      719,250
  1,400,000   BB+          Zero coupon due 7/7/33 (b)................................    1,618,312
    150,000   Ba3*       CommScope, Inc., 1.000% due 3/15/24 (b).....................      173,437
    100,000   NR         Tekelec Inc., 2.250% due 6/15/08 (b)........................      116,625
  5,000,000   A+         Verizon Global Funding Corp., zero coupon due 5/15/21.......    3,043,750
--------------------------------------------------------------------------------------------------
                                                                                         7,011,999
--------------------------------------------------------------------------------------------------
                         TOTAL CONVERTIBLE BONDS AND NOTES (Cost -- $62,437,621).....   66,518,090
--------------------------------------------------------------------------------------------------
                         SUB-TOTAL INVESTMENTS (Cost -- $79,951,482).................   84,729,022
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 11.1%
 10,589,000              State Street Bank and Trust Co. dated 6/30/04, 1.150% due
                           7/1/04; Proceeds at maturity -- $10,589,338; (Fully
                           collateralized by U.S. Treasury Bonds, 8.750% due 5/15/17;
                           Market value -- $10,805,200) (Cost -- $10,589,000)........   10,589,000
--------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 100.0% (Cost -- $90,540,482**).........  $95,318,022
--------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.
(c) All ratings are by Standard & Poor's Ratings Service, except for those that are identified by an asterisk (*), which are rated by Moody's Investors Service.
(d) Security is currently in default.
 ** Aggregate cost for Federal income tax purposes is substantially the same.

   See page 18 for definitions of ratings.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                          MFS MID CAP GROWTH PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
COMMON STOCK -- 96.3%
---------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 18.8%
HOTELS, RESTAURANTS AND LEISURE -- 4.8%
    44,980   The Cheesecake Factory Inc.+................................  $  1,789,754
    20,260   Four Seasons Hotels, Inc. ..................................     1,219,855
    16,600   GTECH Holdings Corp. .......................................       768,746
    35,920   International Game Technology...............................     1,386,512
    15,960   Outback Steakhouse, Inc. ...................................       660,106
    14,040   P.F. Chang's China Bistro, Inc.+............................       577,746
    61,870   Royal Caribbean Cruises Ltd. ...............................     2,685,777
    36,530   WMS Industries Inc.+........................................     1,088,594
---------------------------------------------------------------------------------------
                                                                             10,177,090
---------------------------------------------------------------------------------------
INTERNET AND CATALOG RETAIL -- 0.9%
    62,546   InterActiveCorp+............................................     1,885,136
---------------------------------------------------------------------------------------
MEDIA -- 7.2%
   218,760   Citadel Broadcasting Co.+...................................     3,187,333
    96,760   EchoStar Communications Corp., Class A Shares+..............     2,975,370
     3,500   Entercom Communications Corp.+..............................       130,550
    66,420   Getty Images, Inc.+.........................................     3,985,200
    58,300   Meredith Corp. .............................................     3,204,168
    67,510   Westwood One, Inc.+.........................................     1,606,738
---------------------------------------------------------------------------------------
                                                                             15,089,359
---------------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.9%
   120,400   99 Cents Only Stores+.......................................     1,836,100
    68,400   Family Dollar Stores, Inc. .................................     2,080,728
---------------------------------------------------------------------------------------
                                                                              3,916,828
---------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.9%
    56,220   Pacific Sunwear of California, Inc.+........................     1,100,225
    74,040   PETsMART, Inc. .............................................     2,402,598
    67,580   Tiffany & Co. ..............................................     2,490,323
---------------------------------------------------------------------------------------
                                                                              5,993,146
---------------------------------------------------------------------------------------
TEXTILES AND APPAREL -- 1.1%
    52,320   Coach, Inc.+................................................     2,364,341
---------------------------------------------------------------------------------------
             TOTAL CONSUMER DISCRETIONARY................................    39,425,900
---------------------------------------------------------------------------------------
ENERGY -- 1.9%
ENERGY EQUIPMENT AND SERVICES -- 1.9%
    46,570   BJ Services Co.+............................................     2,134,769
    31,790   Cooper Cameron Corp.+.......................................     1,548,173
     9,800   GlobalSantaFe Corp. ........................................       259,700
---------------------------------------------------------------------------------------
             TOTAL ENERGY................................................     3,942,642
---------------------------------------------------------------------------------------
FINANCIALS -- 4.5%
BANKS -- 1.2%
    60,300   Investors Financial Services Corp. .........................     2,627,874
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                          MFS MID CAP GROWTH PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 3.3%
   227,620   Ameritrade Holding Corp.+...................................  $  2,583,487
     8,200   The Chicago Mercantile Exchange.............................     1,183,834
    34,420   Legg Mason, Inc. ...........................................     3,132,564
---------------------------------------------------------------------------------------
                                                                              6,899,885
---------------------------------------------------------------------------------------
             TOTAL FINANCIALS............................................     9,527,759
---------------------------------------------------------------------------------------
HEALTHCARE -- 26.1%
BIOTECHNOLOGY -- 9.1%
    22,470   Biogen Idec Inc.+...........................................     1,421,228
    26,700   Celgene Corp.+..............................................     1,528,842
    37,900   Gen-Probe Inc.+.............................................     1,793,428
    89,130   Genzyme Corp.+..............................................     4,218,523
    50,430   Gilead Sciences, Inc.+......................................     3,378,810
    44,350   Invitrogen Corp.+...........................................     3,192,756
   103,630   MedImmune, Inc.+............................................     2,424,942
    13,120   Neurocrine Biosciences, Inc.+...............................       680,272
    21,170   Protein Design Labs, Inc.+..................................       404,982
---------------------------------------------------------------------------------------
                                                                             19,043,783
---------------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT AND SUPPLIES -- 12.1%
    58,960   C.R. Bard, Inc. ............................................     3,340,084
   253,870   Cytyc Corp.+................................................     6,440,682
    65,870   DENTSPLY International Inc. ................................     3,431,827
    53,130   Fisher Scientific International+............................     3,068,257
    60,960   Guidant Corp. ..............................................     3,406,445
    84,460   Millipore Corp.+............................................     4,761,010
   101,300   Thoratec Corp.+.............................................     1,086,949
---------------------------------------------------------------------------------------
                                                                             25,535,254
---------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS AND SERVICES -- 1.4%
    52,100   Community Health Systems Inc.+..............................     1,394,717
   122,950   Tenet Healthcare Corp.+.....................................     1,648,760
---------------------------------------------------------------------------------------
                                                                              3,043,477
---------------------------------------------------------------------------------------
PHARMACEUTICALS -- 3.5%
    12,820   Allergan, Inc. .............................................     1,147,646
    49,900   Elan Corp. PLC, Sponsored ADR+..............................     1,234,526
    55,900   Endo Pharmaceuticals Holdings, Inc.+........................     1,310,855
    91,860   Medicis Pharmaceutical Corp., Class A Shares................     3,669,807
---------------------------------------------------------------------------------------
                                                                              7,362,834
---------------------------------------------------------------------------------------
             TOTAL HEALTHCARE............................................    54,985,348
---------------------------------------------------------------------------------------
INDUSTRIALS -- 12.4%
AIR FREIGHT AND COURIERS -- 1.0%
    42,340   Expeditors International of Washington, Inc. ...............     2,092,019
---------------------------------------------------------------------------------------
AIRLINES -- 0.9%
    60,850   JetBlue Airways Corp.+......................................     1,787,773
---------------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.4%
    21,180   American Standard Cos. Inc.+................................       853,766
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                          MFS MID CAP GROWTH PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES -- 9.9%
    39,220   Alliance Data Systems Corp.+................................  $  1,657,045
     6,200   Apollo Group, Inc., Class A Shares+.........................       547,398
    50,710   Career Education Corp.+.....................................     2,310,348
    76,460   Ceridian Corp.+.............................................     1,720,350
    99,400   Corinthian Colleges, Inc.+..................................     2,459,156
    56,400   The Corporate Executive Board Co.+..........................     3,259,356
    49,170   DST Systems, Inc.+..........................................     2,364,585
    47,000   Manpower Inc. ..............................................     2,386,190
   113,590   Monster Worldwide, Inc.+....................................     2,921,535
    42,530   Robert Half International Inc.+.............................     1,266,118
---------------------------------------------------------------------------------------
                                                                             20,892,081
---------------------------------------------------------------------------------------
TRADING COMPANIES AND DISTRIBUTORS -- 0.2%
    14,560   MSC Industrial Direct Co., Class A Shares...................       478,150
---------------------------------------------------------------------------------------
             TOTAL INDUSTRIALS...........................................    26,103,789
---------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 25.5%
COMMUNICATIONS EQUIPMENT -- 5.7%
    54,060   Andrew Corp.+...............................................     1,081,741
   202,600   Comverse Technology, Inc.+..................................     4,039,844
    23,800   F5 Networks, Inc.+..........................................       630,224
    82,500   Foundry Networks, Inc.+.....................................     1,160,775
    30,050   Harris Corp. ...............................................     1,525,038
    32,460   Interdigital Communications Corp.+..........................       610,573
   120,714   Juniper Networks, Inc.+.....................................     2,965,943
---------------------------------------------------------------------------------------
                                                                             12,014,138
---------------------------------------------------------------------------------------
COMPUTERS AND PERIPHERALS -- 0.9%
    10,600   Lexmark International, Inc., Class A Shares+................     1,023,218
    40,900   Network Appliance, Inc.+....................................       880,577
---------------------------------------------------------------------------------------
                                                                              1,903,795
---------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 2.4%
    15,600   Amphenol Corp., Class A Shares+.............................       519,792
    51,460   Thermo Electron Corp.+......................................     1,581,880
    59,610   Waters Corp.+...............................................     2,848,166
---------------------------------------------------------------------------------------
                                                                              4,949,838
---------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 5.7%
    23,250   Analog Devices, Inc.+.......................................     1,094,610
    14,660   Cymer, Inc.+................................................       548,870
    93,440   Integrated Circuit Systems, Inc.+...........................     2,537,830
   122,160   Marvell Technology Group Ltd.+..............................     3,261,672
    74,370   Novellus Systems, Inc.+.....................................     2,338,193
   153,600   PMC-Sierra, Inc.+...........................................     2,204,160
---------------------------------------------------------------------------------------
                                                                             11,985,335
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                          MFS MID CAP GROWTH PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
SOFTWARE -- 10.8%
   156,110   Amdocs Ltd.+................................................  $  3,657,657
    41,580   Ascential Software Corp.+...................................       664,864
    41,100   Electronic Arts Inc.+.......................................     2,242,005
    60,900   Intuit Inc.+................................................     2,349,522
    43,900   Mercury Interactive Corp.+..................................     2,187,537
    92,700   Network Associates, Inc.+...................................     1,680,651
   145,600   PeopleSoft, Inc.+...........................................     2,693,600
    81,600   Red Hat, Inc.+..............................................     1,874,352
    44,750   Symantec Corp.+.............................................     1,959,155
   123,130   VERITAS Software Corp.+.....................................     3,410,701
---------------------------------------------------------------------------------------
                                                                             22,720,044
---------------------------------------------------------------------------------------
             TOTAL INFORMATION TECHNOLOGY................................    53,573,150
---------------------------------------------------------------------------------------
MATERIALS -- 0.5%
CHEMICALS -- 0.5%
    65,370   Lyondell Chemical Co. ......................................     1,136,784
---------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 6.6%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.7%
     3,980   Covad Communications Group, Inc.+...........................         9,552
    48,190   NTL Inc.+...................................................     2,776,708
    66,430   SpectraSite Inc.+...........................................     2,871,105
---------------------------------------------------------------------------------------
                                                                              5,657,365
---------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 3.9%
   333,660   American Tower Corp., Class A Shares+.......................     5,071,632
   217,500   Crown Castle International Corp.+...........................     3,208,125
---------------------------------------------------------------------------------------
                                                                              8,279,757
---------------------------------------------------------------------------------------
             TOTAL TELECOMMUNICATION SERVICES............................    13,937,122
---------------------------------------------------------------------------------------
             TOTAL COMMON STOCK (Cost -- $166,355,806)...................   202,632,494
---------------------------------------------------------------------------------------
FOREIGN STOCK -- 1.3%
---------------------------------------------------------------------------------------
CANADA -- 1.3%
    20,400   Aber Diamond Corp.+.........................................       603,357
   129,760   Coolbrands International Inc.+..............................     2,119,755
---------------------------------------------------------------------------------------
             TOTAL FOREIGN STOCK (Cost -- $2,740,518)....................     2,723,112
---------------------------------------------------------------------------------------
             SUB-TOTAL INVESTMENTS (Cost -- $169,096,324)................   205,355,606
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                          MFS MID CAP GROWTH PORTFOLIO

   FACE
  AMOUNT                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 2.4%
$5,030,000   Federal Home Loan Bank Discount Notes, zero coupon due
             7/1/04
             (Cost -- $5,030,000)........................................  $  5,030,000
---------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0% (Cost -- $174,126,324*).........  $210,385,606
---------------------------------------------------------------------------------------

 +  Non-income producing security.
 *  Aggregate cost for Federal income tax purposes is substantially the same.

    Abbreviation used in this schedule:
    ADR -- American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                     MERRILL LYNCH LARGE CAP CORE PORTFOLIO

  SHARES                               SECURITY                                 VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 99.2%
-----------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 21.6%
AUTO COMPONENTS -- 0.9%
    19,000   Lear Corp. .................................................    $  1,120,810
-----------------------------------------------------------------------------------------
AUTOMOBILES -- 1.6%
    38,000   Ford Motor Co. .............................................         594,700
    29,000   General Motors Corp. .......................................       1,351,110
-----------------------------------------------------------------------------------------
                                                                                1,945,810
-----------------------------------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE -- 1.2%
    56,000   McDonald's Corp. ...........................................       1,456,000
-----------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 6.7%
    42,000   D.R. Horton, Inc. ..........................................       1,192,800
    17,000   Fortune Brands, Inc. .......................................       1,282,310
    17,000   KB HOME.....................................................       1,166,710
    22,000   Lennar Corp., Class A Shares................................         983,840
    23,000   Pulte Homes, Inc. ..........................................       1,196,690
    13,000   The Ryland Group, Inc. .....................................       1,016,600
    26,000   Toll Brothers, Inc.+........................................       1,100,320
-----------------------------------------------------------------------------------------
                                                                                7,939,270
-----------------------------------------------------------------------------------------
MEDIA -- 1.0%
    20,000   Getty Images, Inc.+.........................................       1,200,000
-----------------------------------------------------------------------------------------
MULTILINE RETAIL -- 3.3%
    35,000   J.C. Penney Co., Inc. ......................................       1,321,600
    42,000   The May Department Stores Co. ..............................       1,154,580
    29,000   Nordstrom, Inc. ............................................       1,235,690
     4,000   Wal-Mart Stores, Inc. ......................................         211,040
-----------------------------------------------------------------------------------------
                                                                                3,922,910
-----------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 6.6%
    28,000   Abercrombie & Fitch Co., Class A Shares+....................       1,085,000
    27,000   Chico's FAS, Inc.+..........................................       1,219,320
    44,000   Foot Locker, Inc. ..........................................       1,070,960
    56,000   The Gap, Inc. ..............................................       1,358,000
    57,000   The Home Depot, Inc. .......................................       2,006,400
     9,000   PETsMART, Inc. .............................................         292,050
    32,000   The TJX Cos., Inc. .........................................         772,480
-----------------------------------------------------------------------------------------
                                                                                7,804,210
-----------------------------------------------------------------------------------------
TEXTILES AND APPAREL -- 0.3%
     7,000   Coach, Inc.+................................................         316,330
-----------------------------------------------------------------------------------------
             TOTAL CONSUMER DISCRETIONARY................................      25,705,340
-----------------------------------------------------------------------------------------
CONSUMER STAPLES -- 4.6%
FOOD AND DRUG RETAILING -- 0.2%
    32,000   Rite Aid Corp.+.............................................         167,040
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                     MERRILL LYNCH LARGE CAP CORE PORTFOLIO

  SHARES                               SECURITY                                 VALUE
-----------------------------------------------------------------------------------------
FOOD PRODUCTS -- 2.9%
    78,000   Archer-Daniels-Midland Co. .................................    $  1,308,840
    21,000   Kellogg Co. ................................................         878,850
    62,000   Tyson Foods, Inc., Class A Shares...........................       1,298,900
-----------------------------------------------------------------------------------------
                                                                                3,486,590
-----------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.3%
     6,000   The Procter & Gamble Co. ...................................         326,640
-----------------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 1.2%
    31,000   Avon Products, Inc. ........................................       1,430,340
-----------------------------------------------------------------------------------------
             TOTAL CONSUMER STAPLES......................................       5,410,610
-----------------------------------------------------------------------------------------
ENERGY -- 10.7%
OIL AND GAS -- 10.7%
    17,000   Amerada Hess Corp. .........................................       1,346,230
    24,000   Anadarko Petroleum Corp. ...................................       1,406,400
    24,000   ChevronTexaco Corp. ........................................       2,258,640
    22,000   ConocoPhillips..............................................       1,678,380
    45,000   Exxon Mobil Corp. ..........................................       1,998,450
    24,000   Kerr-McGee Corp. ...........................................       1,290,480
    20,000   Sunoco, Inc. ...............................................       1,272,400
    19,000   Valero Energy Corp. ........................................       1,401,440
-----------------------------------------------------------------------------------------
             TOTAL ENERGY................................................      12,652,420
-----------------------------------------------------------------------------------------
FINANCIALS -- 12.2%
BANKS -- 0.5%
     8,000   Bank of America Corp. ......................................         676,960
-----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 4.6%
    19,000   Countrywide Financial Corp. ................................       1,334,750
    98,000   E*TRADE Financial Corp.+....................................       1,092,700
    50,000   J.P. Morgan Chase & Co. ....................................       1,938,500
    12,000   Legg Mason, Inc. ...........................................       1,092,120
-----------------------------------------------------------------------------------------
                                                                                5,458,070
-----------------------------------------------------------------------------------------
INSURANCE -- 7.1%
    26,000   ACE Ltd. ...................................................       1,099,280
    33,000   Allstate Corp. .............................................       1,536,150
     9,000   American International Group, Inc. .........................         641,520
     6,000   Fidelity National Financial, Inc. ..........................         224,040
    20,000   The Hartford Financial Services Group, Inc. ................       1,374,800
    28,000   Lincoln National Corp. .....................................       1,323,000
     4,000   Loews Corp. ................................................         239,840
    20,000   MBIA Inc. ..................................................       1,142,400
    22,000   Nationwide Financial Services, Inc. ........................         827,420
-----------------------------------------------------------------------------------------
                                                                                8,408,450
-----------------------------------------------------------------------------------------
             TOTAL FINANCIALS............................................      14,543,480
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                     MERRILL LYNCH LARGE CAP CORE PORTFOLIO

  SHARES                               SECURITY                                 VALUE
-----------------------------------------------------------------------------------------
HEALTHCARE -- 11.6%
BIOTECHNOLOGY -- 3.0%
    22,000   Charles River Laboratories International, Inc.+.............    $  1,075,140
    22,000   Genentech, Inc.+............................................       1,236,400
    17,000   Invitrogen Corp.+...........................................       1,223,830
-----------------------------------------------------------------------------------------
                                                                                3,535,370
-----------------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT AND SUPPLIES -- 2.2%
     2,000   Beckman Coulter, Inc. ......................................         122,000
    26,000   Becton Dickinson & Co. .....................................       1,346,800
    20,000   Fisher Scientific International Inc.+.......................       1,155,000
-----------------------------------------------------------------------------------------
                                                                                2,623,800
-----------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS AND SERVICES -- 4.3%
    15,000   Anthem, Inc.+...............................................       1,343,400
    19,000   CIGNA Corp. ................................................       1,307,390
    21,000   DaVita, Inc.+...............................................         647,430
    33,000   PacifiCare Health Systems, Inc.+............................       1,275,780
    77,000   Service Corp. International+................................         567,490
-----------------------------------------------------------------------------------------
                                                                                5,141,490
-----------------------------------------------------------------------------------------
PHARMACEUTICALS -- 2.1%
    11,000   Johnson & Johnson...........................................         612,700
    55,000   Pfizer Inc. ................................................       1,885,400
-----------------------------------------------------------------------------------------
                                                                                2,498,100
-----------------------------------------------------------------------------------------
             TOTAL HEALTHCARE............................................      13,798,760
-----------------------------------------------------------------------------------------
INDUSTRIALS -- 7.8%
AIR FREIGHT AND COURIERS -- 0.2%
     6,000   Ryder Systems, Inc. ........................................         240,420
-----------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.1%
    34,000   Rockwell Automation, Inc. ..................................       1,275,340
-----------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 4.3%
    74,000   General Electric Co. .......................................       2,397,600
    40,000   Honeywell International Inc. ...............................       1,465,200
    21,000   Textron Inc. ...............................................       1,246,350
-----------------------------------------------------------------------------------------
                                                                                5,109,150
-----------------------------------------------------------------------------------------
MACHINERY -- 1.0%
    20,000   Cummins Inc. ...............................................       1,250,000
-----------------------------------------------------------------------------------------
ROAD AND RAIL -- 1.2%
    52,000   Norfolk Southern Corp. .....................................       1,379,040
-----------------------------------------------------------------------------------------
             TOTAL INDUSTRIALS...........................................       9,253,950
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                     MERRILL LYNCH LARGE CAP CORE PORTFOLIO

  SHARES                               SECURITY                                 VALUE
-----------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 22.0%
COMMUNICATIONS EQUIPMENT -- 7.7%
    78,000   Avaya Inc.+.................................................    $  1,231,620
   121,000   Cisco Systems, Inc.+........................................       2,867,700
   354,000   Lucent Technologies Inc.+...................................       1,338,120
    91,000   Motorola, Inc. .............................................       1,660,750
    25,000   QUALCOMM Inc. ..............................................       1,824,500
    22,000   Tellabs, Inc.+..............................................         192,280
-----------------------------------------------------------------------------------------
                                                                                9,114,970
-----------------------------------------------------------------------------------------
COMPUTERS - MEMORY DEVICES -- 0.0%
    27,200   Seagate Technology, Escrow Shares+..........................               0
-----------------------------------------------------------------------------------------
COMPUTERS AND PERIPHERALS -- 1.1%
     5,000   International Business Machines Corp. ......................         440,750
    38,000   SanDisk Corp.+..............................................         824,220
-----------------------------------------------------------------------------------------
                                                                                1,264,970
-----------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 1.7%
    39,000   Agilent Technologies, Inc.+.................................       1,141,920
    50,000   Vishay Intertechnology, Inc.+...............................         929,000
-----------------------------------------------------------------------------------------
                                                                                2,070,920
-----------------------------------------------------------------------------------------
IT CONSULTING AND SERVICES -- 0.9%
    44,000   Cognizant Technology Solutions Corp.+.......................       1,118,040
-----------------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 1.2%
    97,000   Xerox Corp.+................................................       1,406,500
-----------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 5.6%
    80,000   Advanced Micro Devices, Inc.+...............................       1,272,000
   217,000   Atmel Corp.+................................................       1,284,640
    56,000   Cypress Semiconductor Corp.+................................         794,640
    29,000   Intel Corp. ................................................         800,400
    23,000   Silicon Laboratories Inc.+..................................       1,066,050
    57,000   Texas Instruments Inc. .....................................       1,378,260
-----------------------------------------------------------------------------------------
                                                                                6,595,990
-----------------------------------------------------------------------------------------
SOFTWARE -- 3.8%
    31,000   Autodesk, Inc. .............................................       1,327,110
   108,000   Microsoft Corp. ............................................       3,084,480
    18,000   Novell, Inc.+...............................................         151,020
-----------------------------------------------------------------------------------------
                                                                                4,562,610
-----------------------------------------------------------------------------------------
             TOTAL INFORMATION TECHNOLOGY................................      26,134,000
-----------------------------------------------------------------------------------------
MATERIALS -- 5.3%
CHEMICALS -- 1.0%
    21,000   E.I. du Pont de Nemours & Co. ..............................         932,820
    14,000   RPM International, Inc. ....................................         212,800
-----------------------------------------------------------------------------------------
                                                                                1,145,620
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                     MERRILL LYNCH LARGE CAP CORE PORTFOLIO

  SHARES                               SECURITY                                 VALUE
-----------------------------------------------------------------------------------------
METALS AND MINING -- 3.2%
    17,000   Nucor Corp. ................................................    $  1,304,920
    16,000   Phelps Dodge Corp.+.........................................       1,240,160
    36,000   United States Steel Corp. ..................................       1,264,320
-----------------------------------------------------------------------------------------
                                                                                3,809,400
-----------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 1.1%
    37,000   Georgia-Pacific Corp. ......................................       1,368,260
-----------------------------------------------------------------------------------------
             TOTAL MATERIALS.............................................       6,323,280
-----------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.2%
WIRELESS TELECOMMUNICATION SERVICES -- 1.2%
    54,000   Nextel Communications, Inc., Class A Shares+................       1,439,640
-----------------------------------------------------------------------------------------
UTILITIES -- 2.2%
ELECTRIC UTILITIES -- 2.2%
    49,000   Edison International+.......................................       1,252,930
    33,000   TXU Corp. ..................................................       1,336,830
-----------------------------------------------------------------------------------------
             TOTAL UTILITIES.............................................       2,589,760
-----------------------------------------------------------------------------------------
             TOTAL COMMON STOCK (Cost -- $109,187,277)...................     117,851,240
-----------------------------------------------------------------------------------------

  FACE
 AMOUNT                              SECURITY                                 VALUE
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.8%
$999,000   State Street Bank and Trust Co. dated 6/30/04, 1.150% due
           7/1/04; Proceeds at
             maturity -- $999,032; (Fully collateralized by U.S.
           Treasury Notes, 6.500% due 10/15/06;
             Market value -- $1,019,645) (Cost -- $999,000)............         999,000
---------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0% (Cost -- $110,186,277*).........    $118,850,240
---------------------------------------------------------------------------------------

 + Non-income producing security.
 * Aggregate cost for Federal income tax purposes is substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA                --   Bonds rated "AAA" have the highest rating assigned by
                        Standard & Poor's. Capacity to pay interest and repay
                        principal is extremely strong.
AA                 --   Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A                  --   Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and
                        economic conditions than bonds in higher rated categories.
BBB                --   Bonds rated "BBB" are regarded as having an adequate
                        capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse
                        economic conditions or changing circumstances are more
                        likely to lead to a weakened capacity to pay interest and
                        repay principal for bonds in this category than in higher
                        rated categories.
BB, B, CCC and CC  --   Bonds rated "BB", "B", "CCC" and "CC" are regarded, on
                        balance, as predominantly speculative with respect to the
                        issuer's capacity to pay interest and repay principal in
                        accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some
                        quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse
                        conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Caa", where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa                --   Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are
                        generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin
                        and principal is secure. While the various protective
                        elements are likely to change, such changes as can be
                        visualized are most unlikely to impair the fundamentally
                        strong position of such an issue.
Aa                 --   Bonds rated "Aa" are judged to be of high quality by all
                        standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated
                        lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of
                        protective elements may be of greater amplitude or there may be other elements present which make the long-term risks
                        appear somewhat larger than in "Aaa" securities.
A                  --   Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations.
                        Factors giving security to principal and interest are
                        considered adequate but elements may be present which
                        suggest a susceptibility to impairment some time in the
                        future.
Baa                --   Bonds rated "Baa" are considered as medium grade
                        obligations; i.e., they are neither highly protected nor
                        poorly secured. Interest payments and principal security
                        appear adequate for the present but certain protective
                        elements may be lacking or may be characteristically
                        unreliable over any great length of time. Such bonds lack
                        outstanding investment characteristics and in fact have
                        speculative characteristics as well.
Ba                 --   Bonds rated "Ba" are judged to have speculative elements;
                        their future cannot be considered as well assured. Often the protection of interest and principal payments may be very
                        moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position
                        characterizes bonds in this class.
B                  --   Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa                --   Bonds rated "Caa" are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.
Ca                 --   Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C                  --   Bonds rated "C" are the lowest rated class of bonds, and
                        issues so rated can be regarded as having extremely poor
                        prospects of ever attaining any real investment standing.

NR                 --   Indicates that the bond is not rated by Standard & Poor's or
                        Moody's.

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  JUNE 30, 2004

                                                                                 MFS        MERRILL LYNCH
                                                              CONVERTIBLE      MID CAP        LARGE CAP
                                                              SECURITIES       GROWTH           CORE
                                                               PORTFOLIO      PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost......................................  $79,951,482   $ 169,096,324   $109,187,277
  Short-term investments, at cost...........................   10,589,000       5,030,000        999,000
---------------------------------------------------------------------------------------------------------
  Investments, at value.....................................  $84,729,022   $ 205,355,606   $117,851,240
  Short-term investments, at value..........................   10,589,000       5,030,000        999,000
  Cash......................................................          406              17            442
  Dividends and interest receivable.........................      359,887          30,059         84,851
  Receivable for Fund shares sold...........................       38,760          28,230             --
  Receivable for securities sold............................           --       1,230,592      4,084,693
---------------------------------------------------------------------------------------------------------
  TOTAL ASSETS..............................................   95,717,075     211,674,504    123,020,226
---------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased..........................      887,926       3,744,308      5,054,526
  Investment advisory fees payable..........................       45,699         133,442         75,452
  Administration fees payable...............................        4,570          10,008          5,670
  Payable for Fund shares reacquired........................           --         116,833         64,230
  Accrued expenses..........................................       30,007          40,349         34,768
---------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES.........................................      968,202       4,044,940      5,234,646
---------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS............................................  $94,748,873   $ 207,629,564   $117,785,580
---------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital...........................................  $90,873,544   $ 409,166,061   $186,114,883
  Undistributed net investment income.......................    1,063,515              --        125,758
  Accumulated net investment loss...........................           --        (695,633)            --
  Accumulated net realized loss from investment
    transactions............................................   (1,965,726)   (237,100,147)   (77,119,986)
  Net unrealized appreciation of investments and foreign
    currencies..............................................    4,777,540      36,259,283      8,664,925
---------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS............................................  $94,748,873   $ 207,629,564   $117,785,580
---------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING..........................................    7,808,812      27,928,811     14,201,837
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, PER SHARE..................................       $12.13           $7.43          $8.29
---------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED JUNE 30, 2004

                                                                                MFS       MERRILL LYNCH
                                                              CONVERTIBLE     MID CAP       LARGE CAP
                                                              SECURITIES      GROWTH          CORE
                                                               PORTFOLIO     PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest..................................................  $  911,838    $    22,109    $   36,776
  Dividends.................................................     477,973        223,358       642,166
  Less: Foreign withholding tax.............................          --         (1,039)         (768)
-------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME...................................   1,389,811        244,428       678,174
-------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 2).........................     256,040        810,675       466,013
  Administration fees (Note 2)..............................      25,604         60,801        34,951
  Audit and legal...........................................      17,255         18,299        18,336
  Custody...................................................       9,727         30,989        16,833
  Shareholder communications................................       5,303         12,963        11,313
  Trustees' fees............................................       2,872          3,169         3,066
  Transfer agency services..................................       2,501          2,494         2,493
  Other.....................................................         594          6,478           712
-------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES............................................     319,896        945,868       553,717
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)................................   1,069,915       (701,440)      124,457
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTE 3):
  Realized Gain From:
    Investment transactions.................................     161,543     13,994,217     3,816,216
    Foreign currency transactions...........................          --          5,807         1,441
-------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN.........................................     161,543     14,000,024     3,817,657
-------------------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation From:
    Investments.............................................     592,159      2,056,456     2,522,044
    Foreign currencies......................................          --           (338)       (2,000)
-------------------------------------------------------------------------------------------------------
  INCREASE IN NET UNREALIZED APPRECIATION...................     592,159      2,056,118     2,520,044
-------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES..............     753,702     16,056,142     6,337,701
-------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS......................  $1,823,617    $15,354,702    $6,462,158
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2003

CONVERTIBLE SECURITIES PORTFOLIO                                 2004          2003
---------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................  $ 1,069,915   $ 2,126,998
  Net realized gain (loss)..................................      161,543      (200,129)
  Increase in net unrealized appreciation...................      592,159    11,848,955
---------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS....................    1,823,617    13,775,824
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................      (26,438)   (2,082,494)
---------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................      (26,438)   (2,082,494)
---------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares..........................   18,620,214    21,865,525
  Net asset value of shares issued for reinvestment of
    dividends...............................................       26,438     2,082,494
  Cost of shares reacquired.................................   (2,026,337)   (8,131,457)
---------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS.......   16,620,315    15,816,562
---------------------------------------------------------------------------------------
INCREASE IN NET ASSETS......................................   18,417,494    27,509,892
NET ASSETS:
  Beginning of period.......................................   76,331,379    48,821,487
---------------------------------------------------------------------------------------
  END OF PERIOD*............................................  $94,748,873   $76,331,379
---------------------------------------------------------------------------------------
* Includes undistributed net investment income of:..........   $1,063,515       $20,038
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2003

                MFS MID CAP GROWTH PORTFOLIO                      2004           2003
-----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss.......................................  $   (701,440)  $   (783,038)
  Net realized gain.........................................    14,000,024     11,062,320
  Increase in net unrealized appreciation...................     2,056,118     39,853,745
-----------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS....................    15,354,702     50,133,027
-----------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares..........................    10,555,255     18,867,585
  Cost of shares reacquired.................................   (10,888,172)   (14,613,961)
-----------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
    TRANSACTIONS............................................      (332,917)     4,253,624
-----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS......................................    15,021,785     54,386,651
NET ASSETS:
  Beginning of period.......................................   192,607,779    138,221,128
-----------------------------------------------------------------------------------------
  END OF PERIOD*............................................  $207,629,564   $192,607,779
-----------------------------------------------------------------------------------------
* Includes accumulated net investment loss of:..............     $(695,633)            --
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2003

MERRILL LYNCH LARGE CAP CORE PORTFOLIO                             2004           2003
------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................   $    124,457   $    721,954
  Net realized gain.........................................      3,817,657      4,686,105
  Increase in net unrealized appreciation...................      2,520,044     15,255,608
------------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS....................      6,462,158     20,663,667
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................        (42,697)      (723,790)
------------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................        (42,697)      (723,790)
------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares..........................      2,990,093      2,493,380
  Net asset value of shares issued for reinvestment of
    dividends...............................................         42,697        723,790
  Cost of shares reacquired.................................     (6,866,949)   (13,967,138)
------------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS.......     (3,834,159)   (10,749,968)
------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS......................................      2,585,302      9,189,909
NET ASSETS:
  Beginning of period.......................................    115,200,278    106,010,369
------------------------------------------------------------------------------------------
  END OF PERIOD*............................................   $117,785,580   $115,200,278
------------------------------------------------------------------------------------------
* Includes undistributed net investment income of: .........       $125,758        $42,557
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     1.  SIGNIFICANT ACCOUNTING POLICIES

     The Convertible Securities, MFS Mid Cap Growth and Merrill Lynch Large Cap Core Portfolios ("Fund(s)") are separate investment funds of The Travelers Series Trust ("Trust"). The Convertible Securities Portfolio and the Merrill Lynch Large Cap Core Portfolio are separate diversified investment funds of the Trust. The MFS Mid Cap Growth Portfolio is a separate non-diversified investment fund of the Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of these Funds and thirteen other separate investment funds: Travelers Quality Bond, Lazard International Stock, MFS Emerging Growth, Federated High Yield, Federated Stock, Disciplined Mid Cap Stock, U.S. Government Securities, Social Awareness Stock, Pioneer Fund, Large Cap, Equity Income, Zero Coupon Bond Fund (Series 2005) and MFS Value Portfolios. The financial statements and financial highlights for the other funds are presented in separate shareholder reports. The Funds and the other investment funds of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies.

     The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date;
(b) securities traded on national securities markets are valued at the closing price on such markets or, if there were no sales during the day, at the mean between the closing bid and asked prices; securities primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when a significant occurrence exists subsequent to the time a value was so established and it is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities traded in the over-the-counter market are valued at prices based on market quotations for securities of similar type; U.S. government agencies and obligations are valued at the mean between the last reported bid and asked prices; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) securities, other than U.S. government agencies, that have a maturity of 60 days or more are valued at prices based on market quotations for securities of similar type, yield and maturity; (e) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis and dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Funds distribute dividends and capital gains, if any, at least annually; (i) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP; (k) the Funds intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     In addition, the MFS Mid Cap Growth and Merrill Lynch Large Cap Core Portfolios may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current forward rate as an unrealized gain or loss. Realized gains or losses are recognized when the contracts are settled or offset by entering into another forward exchange contract.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS

     Travelers Asset Management International Company LLC ("TAMIC"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Convertible Securities ("CS"), MFS Mid Cap Growth ("MMCG") and Merrill Lynch Large Cap Core ("MLLCC") Portfolios. CS, MMCG and MLLCC each pay TAMIC an investment advisory fee calculated at annual rates of 0.60%, 0.80% and 0.80% of each Fund's respective average daily net assets. These fees are calculated daily and paid monthly.

     TAMIC has entered into a sub-advisory agreement with Massachusetts Financial Services ("MFS"). Pursuant to the sub-advisory agreement, MFS is responsible for the day-to-day fund operations and investment decisions for MMCG. As a result, TAMIC pays MFS a sub-advisory fee at an annual rate of 0.375% of the average daily net assets of MMCG.

     TAMIC has also entered into a sub-advisory agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). Pursuant to the sub-advisory agreement, MLIM is responsible for the day-to-day fund operations and investment decisions and is compensated by TAMIC for such services at an annual rate of 0.375% of the average daily net assets of MLLCC.

     The Travelers Insurance Company ("TIC"), another indirect wholly-owned subsidiary of Citigroup, acts as administrator to the Funds. The Funds pay TIC an administration fee calculated at an annual rate of 0.06% of the average daily net assets of each respective Fund. This fee is calculated daily and paid monthly. TIC has entered into a sub-administrative service agreement with Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup. TIC pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.02% of the average daily net assets of each Fund, plus $30,000 per Fund, subject to a maximum of 0.06% of each Fund's average daily net assets.

     Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. For the six months ended June 30, 2004, each Fund paid transfer agent fees of $2,500 to CTB.

     For the six months ended June 30, 2004, Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, did not receive any brokerage commissions from the Funds.

     One Trustee and all officers of the Trust are employees of Citigroup or its subsidiaries.

     3.  INVESTMENTS

     During the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                                                               PURCHASES         SALES
-----------------------------------------------------------------------------------------
Convertible Securities Portfolio............................  $ 22,507,163    $10,933,369
MFS Mid Cap Growth Portfolio................................   100,935,175     97,292,084
Merrill Lynch Large Cap Core Portfolio......................    79,043,069     81,768,621
-----------------------------------------------------------------------------------------

     At June 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                                                 NET
                                                                                              UNREALIZED
                                                              APPRECIATION   DEPRECIATION    APPRECIATION
----------------------------------------------------------------------------------------------------------
Convertible Securities Portfolio............................  $ 6,552,284    $(1,774,744)    $ 4,777,540
MFS Mid Cap Growth Portfolio................................   40,536,804     (4,277,522)     36,259,282
Merrill Lynch Large Cap Core Portfolio......................   10,996,388     (2,332,425)      8,663,963
----------------------------------------------------------------------------------------------------------

     4.  REPURCHASE AGREEMENTS

     When entering into repurchase agreements, it is the Funds' policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

     At June 30, 2004, MMCG did not have any repurchase agreements outstanding.

     5.  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of each Fund were as follows:

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004     DECEMBER 31, 2003
------------------------------------------------------------------------------
CONVERTIBLE SECURITIES PORTFOLIO
Shares sold.................................................      1,542,522          1,960,310
Shares issued on reinvestment...............................          2,178            175,782
Shares reacquired...........................................       (167,759)          (754,259)
--------------------------------------------------------------------------------------------------
Net Increase................................................      1,376,941          1,381,833
--------------------------------------------------------------------------------------------------
MFS MID CAP GROWTH PORTFOLIO
Shares sold.................................................      1,443,160          3,078,239
Shares reacquired...........................................     (1,495,272)        (2,635,504)
--------------------------------------------------------------------------------------------------
Net Increase (Decrease).....................................        (52,112)           442,735
--------------------------------------------------------------------------------------------------
MERRILL LYNCH LARGE CAP CORE PORTFOLIO
Shares sold.................................................        368,760            347,978
Shares issued on reinvestment...............................          5,169             92,361
Shares reacquired...........................................       (841,158)        (2,023,282)
--------------------------------------------------------------------------------------------------
Net Decrease................................................       (467,229)        (1,582,943)
--------------------------------------------------------------------------------------------------

     6.  ADDITIONAL INFORMATION

     Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust Bank ("CTB"), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Funds. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds. On August 12, 2004, CAM paid each Fund their allocable share of the amount described above through a waiver of their fees. The amount paid to each Fund is as follows:

---------------------------------------------------------------------
Convertible Securities Portfolio............................  $ 1,726
MFS Mid Cap Growth Portfolio................................    1,707
Merrill Lynch Large Cap Core Portfolio......................    1,726
---------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     7.  SUBSEQUENT EVENTS

     The Board of Trustees of the Trust, on behalf of MMCG, has approved an amendment to the investment advisory agreement between the MMCG and TAMIC and an amendment to the sub-advisory agreement between TAMIC and MFS. Effective September 1, 2004, the investment advisory fee and sub-advisory fee will be revised from the annual rates of 0.80% and 0.375%, respectively, of the average daily net assets of MMCG to a fee calculated at the annual rates in accordance with the following schedule:

                                                               INVESTMENT    SUB-ADVISORY
AVERAGE DAILY NET ASSETS                                      ADVISORY FEE       FEE
--------------------------------------------------------------------------
First $600 million..........................................     0.800%         0.370%
Next $300 million...........................................     0.775%         0.350%
Next $600 million...........................................     0.750%         0.325%
Next $1 billion.............................................     0.725%         0.300%
Over $2.5 billion...........................................     0.675%         0.250%
--------------------------------------------------------------------------

     The Board of Trustees of the Trust, on behalf of MLLCC, has approved an amendment to the investment advisory agreement between the MLLCC and TAMIC and an amendment to the sub-advisory agreement between TAMIC and MLIM. Effective September 1, 2004, the investment advisory fee and sub-advisory fee will be revised from the annual rates of 0.80% and 0.375%, respectively, of the average daily net assets of MLLCC to a fee calculated at the annual rates in accordance with the following schedule:

                                                               INVESTMENT    SUB-ADVISORY
AVERAGE DAILY NET ASSETS                                      ADVISORY FEE       FEE
--------------------------------------------------------------------------
First $250 million..........................................     0.775%         0.350%
Next $250 million...........................................     0.750%         0.325%
Next $500 million...........................................     0.725%         0.300%
Next $1 billion.............................................     0.700%         0.275%
Over $2 billion.............................................     0.650%         0.225%
--------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

CONVERTIBLE SECURITIES PORTFOLIO            2004(1)    2003(2)    2002(2)     2001(2)      2000(2)    1999(2)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD......   $11.87     $ 9.67     $11.32      $12.06       $11.69     $ 9.86
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(3)(4).............     0.14       0.39       0.45        0.47         0.58       0.46
  Net realized and unrealized gain
     (loss)(4)............................     0.12       2.15      (1.26)      (0.56)        0.85       1.38
-------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations.......     0.26       2.54      (0.81)      (0.09)        1.43       1.84
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income...................    (0.00)*    (0.34)     (0.77)      (0.21)       (0.25)        --
  Net realized gains......................       --         --      (0.07)      (0.44)       (0.81)     (0.01)
-------------------------------------------------------------------------------------------------------------
Total Distributions.......................    (0.00)*    (0.34)     (0.84)      (0.65)       (1.06)     (0.01)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD............   $12.13     $11.87     $ 9.67      $11.32       $12.06     $11.69
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(5)...........................     2.22%++   26.26%     (6.99)%     (0.82)%      12.51%     18.70%
-------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S).........  $94,749    $76,331    $48,821     $50,356      $26,294    $11,238
-------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(3)(6)..........................     0.75%+     0.78%      0.80%       0.79%        0.80%      0.80%
  Net investment income(4)................     2.51+      3.61       4.36        3.95         4.76       4.33
-------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE...................       14%        44%        46%         56%          48%        79%
-------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2004 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) The Travelers Insurance Company has agreed to reimburse the Fund for expenses in the amounts of $6,833, $18,530 and $32,000 for the years ended December 31, 2002, December 31, 2000 and December 31, 1999, respectively. If such expenses were not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:

  DECREASES TO NET INVESTMENT     EXPENSE RATIOS WITHOUT
       INCOME PER SHARE           EXPENSE REIMBURSEMENTS
  ---------------------------    ------------------------
   2002       2000      1999      2002     2000     1999
  -------    ------    ------    ------    -----    -----
  $0.00*     $0.01     $0.05      0.81%    0.90%    1.23%

(4) Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, the ratio of net investment income to average net assets would have been 3.99%. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.

(5) Total returns do not reflect expenses associated with your variable contract such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(6) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.80%.

 *  Amount represents less than $0.01 per share.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

    MFS MID CAP GROWTH PORTFOLIO      2004(1)       2003      2002(2)    2001(2)     2000(2)    1999(2)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................     $6.88       $5.02       $9.81     $16.75      $16.43    $10.05
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment loss(3)............     (0.03)      (0.03)      (0.04)     (0.06)      (0.05)    (0.04)
  Net realized and unrealized gain
     (loss).........................      0.58        1.89       (4.75)     (3.90)       1.69      6.46
-------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations........................      0.55        1.86       (4.79)     (3.96)       1.64      6.42
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net realized gains................        --          --          --      (2.98)      (1.32)    (0.04)
-------------------------------------------------------------------------------------------------------
Total Distributions.................        --          --          --      (2.98)      (1.32)    (0.04)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD......     $7.43       $6.88       $5.02     $ 9.81      $16.75    $16.43
-------------------------------------------------------------------------------------------------------
TOTAL RETURN(4).....................      7.99%++    37.05%     (48.83)%   (23.62)%      9.29%    64.17%
-------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)...  $207,630    $192,608    $138,221   $278,504    $314,150   $94,124
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(3)(5)....................      0.93%+      0.92%       0.93%      0.92%       0.90%     1.00%
  Net investment loss...............     (0.69)+     (0.49)      (0.56)     (0.49)      (0.30)    (0.33)
-------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.............        49%         98%        167%        96%        143%      162%
-------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2004 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) The Travelers Insurance Company has agreed to reimburse the Fund for expenses in the amount of $27,304 for the year ended December 31, 1999. If such expenses were not reimbursed, the per share increase to net investment loss and the actual expense ratio would have been $0.01 and 1.07%, respectively.

(4) Total returns do not reflect expenses associated with your variable contract such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

MERRILL LYNCH LARGE CAP
CORE PORTFOLIO                     2004(1)       2003      2002(2)     2001(2)     2000(2)     1999(2)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD............     $7.85       $6.52       $8.77      $12.15      $13.06      $10.56
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income (loss)...      0.01        0.05        0.03        0.01       (0.01)       0.00*
  Net realized and unrealized
     gain (loss).................      0.43        1.33       (2.23)      (2.74)      (0.70)       2.50
-------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations.....................      0.44        1.38       (2.20)      (2.73)      (0.71)       2.50
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income..........     (0.00)*     (0.05)      (0.05)      (0.00)*        --          --
  Net realized gains.............        --          --          --       (0.65)      (0.20)         --
-------------------------------------------------------------------------------------------------------
Total Distributions..............     (0.00)*     (0.05)      (0.05)      (0.65)      (0.20)         --
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...     $8.29       $7.85       $6.52      $ 8.77      $12.15      $13.06
-------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)..................      5.64%++    21.16%     (25.14)%    (22.45)%     (5.58)%     23.67%
-------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
  (000'S)........................  $117,786    $115,200    $106,010    $165,928    $222,953    $152,073
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(4)....................      0.95%+      0.99%       0.94%       0.92%       0.94%       0.99%
  Net investment income (loss)...      0.21+       0.67        0.44        0.10       (0.07)       0.02
-------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE..........        68%        182%        104%         98%         86%         85%
-------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2004 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) Total returns do not reflect expenses associated with your variable contract such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.

 *  Amount represents less than $0.01 per share.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------


TRUSTEES                                            INVESTMENT ADVISER
R. Jay Gerken, CFA
  Chairman                                          Travelers Asset Management International Company LLC
Frances M. Hawk, CFA, CFP
Lewis Mandell                                       ADMINISTRATOR
Robert E. McGill, III
                                                    The Travelers Insurance Company
OFFICERS
                                                    CUSTODIAN
R. Jay Gerken, CFA
President and                                       State Street Bank and Trust Company
Chief Executive Officer
                                                    TRANSFER AGENT
Andrew B. Shoup
Senior Vice President and                           Citicorp Trust Bank, fsb.
Chief Administrative Officer

William D. Wilcox(*)
Chief Compliance Officer

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer

Kaprel Ozsolak
Controller

Kathleen A. McGah
Secretary

Ernest J. Wright
Assistant Secretary
---------------
* As of July 23, 2004.

The Funds are separate investment funds of The Travelers Series Trust, a Massachusetts business trust.

This report is prepared for the general information of variable annuity or life contract owners and is not an offer of shares of The Travelers Series Trust:
Convertible Securities Portfolio, MFS Mid Cap Growth Portfolio, and Merrill Lynch Large Cap Core Portfolio.

Beginning August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-842-9368 and (2) on the SEC's website at www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-842-9368 and by visiting the SEC's website at www.sec.gov.

Series Trust (Semi) (8-04) Printed in U.S.A.

ITEM 2.     CODE OF ETHICS.

            Not Applicable.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

            Not Applicable.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.     [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.     [RESERVED]

ITEM 9.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

            Not applicable.

ITEM 10.    CONTROLS AND PROCEDURES.

            (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

            (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 11.    EXHIBITS.

            (a)   Not applicable.

            (b)   Attached hereto.

            Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

            Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

The Travelers Series Trust

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      The Travelers Series Trust

Date: September 9, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      The Travelers Series Trust

Date: September 9, 2004

By:   /s/ Andrew B. Shoup
      Andrew B. Shoup
      Chief Administrative Officer of
      The Travelers Series Trust

Date: September 9, 2004